Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Rocket Lab USA, Inc.
Entity Central Index Key	0001819994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This prospectus relates to the offer and sale from time to time by the selling securityholders named in this prospectus or their permitted transferees (the “Selling Securityholders”) of up to 2,676,864 shares of common stock, $0.0001 par value, of Rocket Lab USA, Inc. (the “Company” or “Rocket Lab”), including 1,720,841 shares of common stock issued to the Selling Securityholders (the “PSC Closing Shares”) and up to 956,023 shares (the “PSC Earnout Shares” and, together with the PSC Closing Shares, the “PSC Shares”) reserved for issuance to the Selling Securityholders subject to performance based earn-out pursuant to the PSC Acquisition (as defined herein). The Selling Securityholders received or will receive the PSC Shares pursuant to the PSC Acquisition transaction described below. On November 15, 2021, the Company entered into an Agreement and Plan of Merger (the “PSC Merger Agreement”), by and among the Company, Platinum Merger Sub, Inc. (“Platinum Merger Sub”), Planetary Systems Corporation (“PSC”), and Michael Whalen as shareholder representative, which provided for, among other things, the merger of Platinum Merger Sub with and into PSC, with PSC being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company (the “PSC Acquisition”). Pursuant to the terms of the Merger Agreement, all of the issued and outstanding shares of PSC were cancelled in exchange for aggregate consideration of approximately $42 million in cash, 1,720,841 shares of the Company’s common stock, and up to 956,023 PSC Earnout Shares. On November 30, 2021, the Company completed the PSC Acquisition and issued the PSC Closing Shares to the Selling Securityholders in a private placement transaction exempt from the registration requirements of the Securities Act of 1933, as amended. The Company is filing the registration statement of which this prospectus forms a part pursuant to the terms of the PSC Merger Agreement to permit resales by the Selling Securityholders of the PSC Shares received or issuable in the PSC Acquisition. The Selling Securityholders may offer, sell or distribute all or a portion of the securities hereby registered publicly or through private transactions at prevailing market prices or at negotiated prices. We will bear all costs, expenses and fees in connection with the registration of these securities, including with regard to compliance with state securities or “blue sky” laws. The Selling Securityholders will bear all commissions and discounts, if any, attributable to their sale of shares of our common stock or warrants. See “Plan of Distribution” beginning on page 107 of this prospectus. Our common stock is listed on the Nasdaq (as defined below) under the symbol “RKLB”. On May 20, 2022, the last reported sales price of our common stock was $4.73 per share. We are an “emerging growth company” as defined in Section 2(a) of the Securities Act, and, as such, have elected to comply with certain reduced disclosure and regulatory requirements.